Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004013
Shareholder Report [Line Items]
Fund Name	Japan Fund
Class Name	Investor Class
Trading Symbol	PRJPX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - Investor Class	$60	1.14%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
AssetsNet	$ 274,606,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	18.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$274,606
Number of Portfolio Holdings	79

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	17.9%
IT & Services & Others	9.3
Raw Materials & Chemicals	9.2
Banks	9.0
Automobiles & Transportation Equipment	8.4
Commercial & Wholesale Trade	7.3
Financials Ex-Banks	7.2
Machinery	6.9
Retail Trade	5.2
Other	19.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Sony Group	6.4%
Mitsubishi UFJ Financial Group	5.5
ITOCHU	4.2
Shin-Etsu Chemical	3.5
Tokio Marine Holdings	3.5
Seven & i Holdings	3.4
Nintendo	2.7
Inpex	2.5
Takeda Pharmaceutical	2.4
Chugai Pharmaceutical	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184318
Shareholder Report [Line Items]
Fund Name	Japan Fund
Class Name	I Class
Trading Symbol	RJAIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - I Class	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 274,606,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	18.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$274,606
Number of Portfolio Holdings	79

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	17.9%
IT & Services & Others	9.3
Raw Materials & Chemicals	9.2
Banks	9.0
Automobiles & Transportation Equipment	8.4
Commercial & Wholesale Trade	7.3
Financials Ex-Banks	7.2
Machinery	6.9
Retail Trade	5.2
Other	19.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Sony Group	6.4%
Mitsubishi UFJ Financial Group	5.5
ITOCHU	4.2
Shin-Etsu Chemical	3.5
Tokio Marine Holdings	3.5
Seven & i Holdings	3.4
Nintendo	2.7
Inpex	2.5
Takeda Pharmaceutical	2.4
Chugai Pharmaceutical	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225810
Shareholder Report [Line Items]
Fund Name	Japan Fund
Class Name	Z Class
Trading Symbol	TRZJX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 274,606,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	18.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$274,606
Number of Portfolio Holdings	79

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	17.9%
IT & Services & Others	9.3
Raw Materials & Chemicals	9.2
Banks	9.0
Automobiles & Transportation Equipment	8.4
Commercial & Wholesale Trade	7.3
Financials Ex-Banks	7.2
Machinery	6.9
Retail Trade	5.2
Other	19.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Sony Group	6.4%
Mitsubishi UFJ Financial Group	5.5
ITOCHU	4.2
Shin-Etsu Chemical	3.5
Tokio Marine Holdings	3.5
Seven & i Holdings	3.4
Nintendo	2.7
Inpex	2.5
Takeda Pharmaceutical	2.4
Chugai Pharmaceutical	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless